PREPAIDS EXPENSES AND OTHER CURRENT ASSETS (Notes)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
(in thousands)	2014	2013

Deferred taxes	$78,744	$86,929
Prepaid expenses	33,852	36,129
Corporate bonds	57,698	—
Deposits	16,031	15,868
Other current assets	55,305	18,561
Prepaid expenses and other current assets	$241,630	$157,487